INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust
Mid Cap Growth Portfolio

SUMMARY PROSPECTUS  JANUARY 31, 2014, AS AMENDED MAY 1, 2014 AND AUGUST 1, 2014

Share Class and Ticker Symbols
Class I	Class A†	Class L
MPEGX	MACGX	MSKLX

Before you invest, you may want to review the Portfolio's statutory prospectus ("Prospectus"), which contains more information about the Portfolio and its risks. You can find the Portfolio's Prospectus and other information about the Portfolio, including the Statement of Additional Information ("SAI") and the most recent annual and semiannual reports to shareholders, online at www.morganstanley.com/im. You can also get this information at no cost by calling toll-free 1-866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com. The Portfolio's Prospectus and SAI, both dated January 31, 2014, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Objective

The Mid Cap Growth Portfolio seeks long-term capital growth.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund Trust (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—How To Purchase Class A Shares"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary and in the section of the Prospectus entitled "Shareholder Information—How To Purchase Class A Shares."

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A†	Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None‡	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A†	Class L
Advisory Fee	0.50%	0.50%	0.50%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%
Other Expenses	0.21%	0.21%	0.21%
Total Annual Portfolio Operating Expenses	0.71%	0.96%	1.46%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$73	$227	$395	$883
Class A†	$618	$815	$1,028	$1,641
Class L	$149	$462	$797	$1,746

†  Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.

‡  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Shares—Class A Shares" for further information about the CDSC waiver categories.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however you would be notified in writing of any changes. The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2013 was between $738 million and $32 billion. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Portfolio may also use derivative instruments as discussed herein. These derivative instruments will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may invest in privately placed securities. In addition, the Portfolio may invest in convertible securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Mid Capitalization Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political,

economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by use of foreign currency forward exchange contracts, the precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Privately Placed Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns—Calendar Years

High Quarter	6/30/09	26.71%
Low Quarter	12/31/08	–26.68%
Average Annual Total Returns For Periods Ended December 31, 2013
	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class I (commenced operations on 3/30/90)
Return before Taxes	38.35%	24.60%	11.97%	13.43%
Return after Taxes on Distributions	36.21%	23.84%	11.62%	11.54%
Return after Taxes on Distributions and Sale of Portfolio Shares	22.91%	20.33%	10.00%	10.82%
Class A (commenced operations on 1/31/97)†
Return before Taxes	30.79%	22.95%	11.09%	10.51%
Class L (commenced operations on 6/14/12)
Return before Taxes	37.34%	N/A	N/A	26.83%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	35.74%	23.37%	9.77%	10.58%[3]
Lipper Mid-Cap Growth Funds Index (reflects no deductions for taxes)[2]	36.52%	21.31%	9.49%	10.14%[3]

†  Effective September 9, 2013, Class P and Class H shares were named Class A shares. The historical performance of Class A shares has been restated to reflect the current maximum initial sales charge of 5.25%.

1  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.

2  The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

3  Since Inception reflects the inception date of Class I.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Portfolio Managers. The Portfolio is managed by members of the Growth team. Information about the members jointly and primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Adviser	Date Began Managing Portfolio
Dennis P. Lynch	Managing Director	January 2002
David S. Cohen	Managing Director	January 2002
Sam G. Chainani	Managing Director	June 2004
Alexander T. Norton	Executive Director	July 2005
Jason C. Yeung	Managing Director	September 2007
Armistead B. Nash	Managing Director	September 2008

Purchase and Sale of Portfolio Shares

Effective at the close of business on May 30, 2014, the Fund will suspend offering Class I, Class A and Class L shares of the Portfolio to new investors, except as follows. The Fund will continue to offer Class I, Class A and Class L shares of the Portfolio (1) through certain retirement plan accounts, (2) to clients of certain registered investment advisors who currently offer shares of the Portfolio in their asset allocation programs, (3) to directors and trustees of the Morgan Stanley Funds, (4) to Morgan Stanley affiliates and their employees and (5) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer Class I, Class A and Class L shares of the Portfolio to existing shareholders. The Fund may recommence offering Class I, Class A and Class L shares of the Portfolio to new investors in the future. Any such offerings of the Portfolio's Class I, Class A and Class L shares may be limited in amount and may commence and terminate without any prior notice.

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class L shares of the Portfolio. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts."

Class I and Class L shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your authorized financial intermediary. For more information, please refer to the sections of the Prospectus entitled "Shareholder

Information—How to Purchase Class I and Class L Shares" and "—How to Redeem Shares—Class I and Class L Shares."

Class A shares of the Portfolio may be purchased or sold by contacting your authorized financial intermediary. If you sell Class A shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled "Shareholder Information—How to Purchase Class A Shares" and "—How to Redeem Shares—Class A Shares."

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., may pay the financial intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your broker-dealer's or other financial intermediary's web site for more information.

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